Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0000067088
Registrant Name	Mitsubishi UFJ Financial Group, Inc.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES